Babson Capital Participation Investors
Report for the Nine Months Ended September 30, 2015

Adviser	Transfer Agent & Registrar
Babson Capital Management LLC 1500 Main Street, P.O. Box 15189 Springfield, Massachusetts 01115-5189	DST Systems, Inc. P.O. Box 219086 Kansas City, Missouri 64121-9086 1-800-647-7374

Independent Registered Public Accounting Firm KPMG LLP Boston, Massachusetts 02110	Internet Website www.babsoncapital.com/mpv

Counsel to the Trust	Babson Capital Participation Investors
Ropes & Gray LLP	c/o Babson Capital Management LLC
Boston, Massachusetts 02110	1500 Main Street, Suite 2200
Springfield, Massachusetts 01115
Custodian	(413) 226-1516
State Street Bank and Trust Company
Boston, Massachusetts 02116

Investment Objective and Policy
Babson Capital Participation Investors (the “Trust”) is a closed-end management investment company, first offered to the public in 1988, whose shares are traded on the New York Stock Exchange under the trading symbol “MPV”. The Trust’s share price can be found in the financial section of most newspapers under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust’s investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. The Trust will also invest in publicly traded debt securities (including high yield securities) again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal. The Trust is prohibited from purchasing below-investment grade securities if, after giving effect to the purchase, more than 75% of the Trust’s total assets would be invested in below-investment grade securities, which are securities that are rated, at the time of purchase, BB or B by S&P or Ba or B by Moody’s, or, if unrated, are believed by Babson Capital Management LLC (“Babson Capital”) to be of an equivalent quality. In addition, the Trust will not invest in any debt security that is rated, at the time of acquisition, below B by S&P or Moody’s, or if unrated, is believed by Babson Capital to be of an equivalent quality. In addition, the Trust may invest in high quality, readily marketable securities.

Babson Capital manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders in January, May, August, and November. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

Form N-Q
The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC’s website at http://www.sec.gov; and (ii) at the SEC’s Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

Proxy Voting Policies & Procedures; Proxy Voting Record
The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital’s proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust’s website: http://www.babsoncapital.com/mpv; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust’s website: http://www.babsoncapital.com/mpv; and (2) on the SEC’s website at http://www.sec.gov.

Legal Matters
The Trust has entered into contractual arrangements with an investment adviser, transfer agent and custodian (collectively “service providers”) who each provide services to the Trust. Shareholders are not parties to, or intended beneficiaries of, these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

Under the Trust’s Bylaws, any claims asserted against or on behalf of the Trust, including claims against Trustees and officers must be brought in courts located within the Commonwealth of Massachusetts.

The Trust’s registration statement and this shareholder report are not contracts between the Trust and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly be federal or state securities laws that may not be waived.

Babson Capital Participation Investors

TO OUR SHAREHOLDERS
October 31, 2015

We are pleased to present the September 30, 2015 Quarterly Report of Babson Capital Participation Investors (the “Trust”).

The Board of Trustees declared a quarterly dividend of $0.27 per share, payable on November 13, 2015 to shareholders of record on November 4, 2014. The Trust paid a $0.27 per share dividend for the preceding quarter. The Trust earned $0.20 per share of net investment income, including $0.03 per share of non-recurring charges, for the third quarter of 2015, compared to $0.25 per share, including $0.02 per share of non-recurring income, in the previous quarter.

During the third quarter, the net assets of the Trust decreased to $140,680,541 or $13.64 per share, compared to $143,105,029 or $13.87 per share on June 30, 2015. This translates into a 0.3% total return for the quarter, based on the change in the Trust’s net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 9.1%, 12.0%, 12.1%, 11.2% and 12.5% for the 1-, 3-, 5-, 10-, and 25-year time periods, respectively, based on the change in the Trust’s net assets assuming the reinvestment of all dividends.

The Trust’s share price decreased 1.7% during the quarter, from $13.87 per share as of June 30, 2015 to $13.64 per share as of September 30, 2015. The Trust’s market price of $13.20 per share equates to a 3.2% discount below the September 30, 2015 net asset value per share of $13.64. The Trust’s average quarter-end premium for the 3-, 5- and 10-year periods was 4.0%, 9.9% and 8.2%, respectively. U.S. equity markets, as approximated by the Russell 2000 Index, decreased 11.9% for the quarter. U.S. fixed income markets, as approximated by the Barclays Capital U.S. Corporate High Yield Index, decreased 4.9% for the quarter.

The Trust closed four new private placement investments, as well as one add-on investment in an existing portfolio company during the third quarter. The four new investments were in Aurora Parts & Accessories LLC, MC Sign Holdings LLC, Sunvair Aerospace Group, Inc. and Westminster Acquisition LLC, while the add-on investment was in Merex Holding Corporation. A brief description of these investments can be found in the Consolidated Schedule of Investments. The total amount invested by the Trust in these transactions was $4,646,000.

After two strong quarters of new investment activity for the Trust, new deal closings in the third quarter were comparatively lower. Middle market merger and acquisition activity, a key driver of deal flow for the Trust, was slower in the third quarter than it had been in the prior two quarters. This sluggishness persisted into the fourth quarter, although we believe recent signs indicate a pick up as we approach year-end. Overall, we are pleased with the amount of new investment activity for the Trust in 2015. We expect to at least match last year’s level of new deal closings. The dark cloud on the horizon, however, continues to be the high purchase prices and leverage levels that are common in buyout transactions today. Average purchase price multiples for small companies, which had been at their highest levels in the past 15 years, went even higher in the third quarter. Leverage multiples have also been worrisomely high and, in the third quarter, actually exceeded the peaks we saw back in 2007. Though we are actively making new investments on behalf of the Trust in this market, we do so cautiously and with discipline, consistent with our longstanding investment philosophy of seeking to take prudent levels of risk and getting paid appropriately for the risk taken. We are not willing to provide financial leverage at levels that we believe are imprudent. This approach has served us well over the long term and through all kinds of market cycles.

The condition of the Trust’s existing portfolio remained solid through the third quarter. We once again had more credit upgrades than downgrades during the quarter. The number of companies on our watch list and in default continues to be at or near the lowest level we have seen over the last five years. We exited six investments during the quarter, and benefited from the partial sale of our holdings in one additional company. We continue to have a backlog of portfolio companies that are in the process of being sold, with two companies already having been sold in October and a few more expected to close by year-end. We had three portfolio companies fully or partially prepay their debt instruments held by the Trust during the quarter. This lower level of prepayment activity is welcome after the unprecedented levels of prepayments we experienced in 2013 and early 2014.

The Trust was able to maintain its $0.27 per share quarterly dividend for the third quarter even though net investment income per share, excluding non-recurring items, was once again below the dividend rate. Net investment income per share from recurring sources has been below the dividend rate for every quarter since the second quarter of 2012. As we have discussed in prior reports, net investment income has been down due to the considerable reduction in the number of private debt securities in the portfolio resulting from the high level of exit and prepayment activity that occurred in 2013 and 2014. Despite several strong quarters of new investment activity, we have not been able to grow

(Continued)

the portfolio enough to offset this ongoing effect. It is unlikely that we will be able to rebuild the private portfolio back to its former size and net income-producing capability in the near term. We have been able to maintain the $0.27 per share quarterly dividend with current income, non-recurring income and earnings carried forward from prior quarters. Over time, however, the Trust’s dividend-paying ability tends to be correlated with its recurring earnings capacity. Absent non-recurring items, earnings available for the quarterly dividend would have been $0.23 per share for the third quarter. This quarter, the Trust’s earnings were impacted by $0.03 per share of non-recurring charges, which required utilization of $0.07 per share of earnings carry-forwards to maintain the $0.27 per share quarterly dividend. The Trust’s earnings carry-forward was effectively depleted this quarter. Fortunately, though we cannot rely on non-recurring income due to its unpredictable nature, it seems likely that we will realize additional non-recurring income in the fourth quarter, which we believe will enable us to maintain the $0.27 per share dividend for the fourth quarter. However, it continues to appear likely that we will have to reduce the dividend from the current $0.27 per share quarterly rate in 2016. As we move forward, we and the Board of Trustees will continue to evaluate the current and future earnings capacity of the Trust and formulate a dividend strategy that is consistent with that earnings level.

Thank you for your continued interest in and support of Babson Capital Participation Investors.

Sincerely,

Michael L. Klofas
President

Portfolio Composition as of 9/30/2015*

* Based on market value of total investments (including cash)
Cautionary Notice: Certain statements contained in this report may be “forward looking” statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management’s current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust’s trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust’s current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

Babson Capital Participation Investors
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
September 30, 2015
(Unaudited)

Assets:
Investments
(See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
(Cost - $89,726,091 )	$91,364,667
Corporate restricted securities at market value
(Cost - $19,550,639 )	18,674,349
Corporate public securities at market value
(Cost - $31,596,549 )	30,082,446
Short-term securities at amortized cost	2,000,000
Total investments (Cost - $142,873,279 )	142,121,462
Cash	13,485,736
Interest receivable	1,424,329
Other assets	6,199
Total assets	157,037,726

Liabilities:
Note payable	15,000,000
Payable for investments purchased	498,625
Investment advisory fee payable	316,531
Tax payable	140,548
Deferred tax liability	92,535
Interest payable	27,267
Accrued expenses	281,679
Total liabilities	16,357,185
Total net assets	$140,680,541

Net Assets:
Common shares, par value $.01 per share	$103,148
Additional paid-in capital	97,901,079
Retained net realized gain on investments, prior years	40,289,888
Undistributed net investment income	2,500,792
Accumulated net realized gain on investments	729,986
Net unrealized depreciation of investments	(844,352)
Total net assets	$140,680,541
Common shares issued and outstanding (14,787,750 authorized)	10,314,898
Net asset value per share	$13.64

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF OPERATIONS
For the nine months ended September 30, 2015
(Unaudited)

Investment Income:
Interest	$8,864,084
Dividends	368,705
Other	78,773
Total investment income	9,311,562

Expenses:
Investment advisory fees	961,852
Interest	460,125
Professional fees	180,413
Trustees’ fees and expenses	174,000
Reports to shareholders	56,000
Custodian fees	20,064
Other	145,050
Total expenses	1,997,504
Investment income - net	7,314,058

Net realized and unrealized gain on investments:
Net realized gain on investments before taxes	1,441,822
Income tax expense	(58,892)
Net realized gain on investments after taxes	1,382,930
Net change in unrealized depreciation of investments before taxes	(517,634)
Net change in deferred income tax expense	317,084
Net change in unrealized depreciation of investments after taxes	(200,550)
Net gain on investments	1,182,380
Net increase in net assets resulting from operations	$8,496,438

See Notes to Consolidated Financial Statements

Babson Capital Participation Investors
CONSOLIDATED STATEMENT OF CASH FLOWS
For the nine months ended September 30, 2015
(Unaudited)

Net increase in cash:
Cash flows from operating activities:
Purchases/Proceeds/Maturities from short-term portfolio securities, net	$4,508,839
Purchases of portfolio securities	(30,317,483)
Proceeds from disposition of portfolio securities	35,833,072
Interest, dividends and other income received	8,478,865
Interest expense paid	(460,125)
Operating expenses paid	(1,483,793)
Income taxes paid	(1,366,629)
Net cash provided by operating activities	15,192,746

Cash flows from financing activities:
Cash dividends paid from net investment income	(8,351,338)
Receipts for shares issued on reinvestment of dividends	185,229
Net cash used for financing activities	(8,166,109)
Net increase in cash	7,026,637
Cash - beginning of period	6,459,099
Cash - end of period	$13,485,736

Reconciliation of net increase in net assets to net cash provided by operating activities:

Net increase in net assets resulting from operations	$8,496,438

Decrease in investments	7,702,091
Decrease in interest receivable	55,183
Decrease in other assets	11,644
Increase in payable for investments purchased	498,625
Increase in investment advisory fee payable	7,001
Decrease in tax payable	(1,307,737)
Decrease in deferred tax liability	(317,084)
Increase in accrued expenses	46,585
Total adjustments to net assets from operations	6,696,308
Net cash provided by operating activities	$15,192,746

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the nine
	months ended	For the
	09/30/2015	year ended
	(Unaudited)	12/31/2014
Increase in net assets:
Operations:
Investment income - net	$7,314,058	$10,671,491
Net realized gain on investments after taxes	1,382,930	5,032,760
Net change in unrealized depreciation of investments after taxes	(200,550)	800,181
Net increase in net assets resulting from operations	8,496,438	16,504,432

Increase from common shares issued on reinvestment of dividends
Common shares issued (2015 - 13,813; 2014 - 56,918)	185,229	751,903

Dividends to shareholders from:
Net investment income (2015 - $0.54 per share; 2014 - $0.96 per share)	(5,570,045)	(9,866,694)
Net realized gains (2015 - $0.00 per share; 2014 - $0.12 per share)	—	(1,236,130)
Total increase in net assets	3,111,622	6,153,511

Net assets, beginning of period/year	137,568,919	131,415,408

Net assets, end of period/year (including undistributed net investment income of $2,500,792 and $756,779, respectively)	$140,680,541	$137,568,919

See Notes to Consolidated Financial Statements

Babson Capital Participation Investors
CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS
Selected data for each share of beneficial interest outstanding:

	For the nine
	months ended
	09/30/15		For the years ended December 31,
	(Unaudited)		2014	2013		2012	2011

Net asset value:
Beginning of year	$13.35		$12.83	$12.56		$11.90	$11.89
Net investment income (a)	0.71		1.04	1.00		1.08	1.14
Net realized and unrealized gain (loss) on investments	0.12		0.57	0.35		0.64	0.08
Total from investment operations	0.83		1.61	1.35		1.72	1.22

Dividends from net investment income to common shareholders	(0.54)		(0.96)	(1.08)		(1.04)	(1.23)
Dividends from realized gain on investments to common shareholders	—		(0.12)	—		(0.04)	(0.00	) (b)
Increase from dividends reinvested	(0.00	) (b)	(0.01)	(0.00	) (b)	0.02	0.02
Total dividends	(0.54)		(1.09)	(1.08)		(1.06)	(1.21)
Net asset value: End of period/year	$13.64		$13.35	$12.83		$12.56	$11.90

Per share market value:
End of period/year	$13.20		$13.23	$12.88		$13.91	$15.85

Total investment return
Net asset value (c)	6.25%		13.61%	10.97%		15.89%	10.56%
Market value (c)	4.15%		12.54%	0.47%		(4.54%)	24.16%
Net assets (in millions):
End of period/year	$140.68		$137.57	$131.42		$127.87	$120.32
Ratio of total expenses to average net assets	1.95	% (e)	2.84%	2.15%		2.83%	2.18%
Ratio of operating expenses to average net assets	1.46	% (e)	1.49%	1.51%		1.51%	1.42%
Ratio of interest expense to average net assets	0.44	% (e)	0.45%	0.47%		0.49%	0.56%
Ratio of income tax expense to average net assets (d)	0.05	% (e)	0.90%	0.17%		0.83%	0.20%
Ratio of net investment income to average net assets	6.93	% (e)	7.82%	7.77%		8.82%	9.33%
Portfolio turnover	21%		32%	30%		34%	21%
___________
(a)	Calculated using average shares.
(b)	Rounds to less than $0.01 per share.
(c)
Net asset value return represents portfolio returns based on change in the Trust’s net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust’s market value due to the difference between the Trust’s net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.

(d)
As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to shareholders.

(e)	Annualized.

Senior borrowings:
Total principal amount (in millions)	$15	$15	$15	$15	$15
Asset coverage per $1,000 of indebtedness	$10,379	$10,171	$9,761	$9,525	$9,021

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities - 78.22%: (A)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 64.95%: (C)

1492 Acquisition LLC
A leading producer of premium Italian cured meats and deli meats in the U.S.
14% Senior Subordinated Note due 10/17/2019	$687,703	10/17/12	$678,450	$684,354
Limited Liability Company Unit Class A Common (B)	11,364 uts.	10/17/12	11,364	—
Limited Liability Company Unit Class A Preferred (B)	102 uts.	10/17/12	102,270	91,816
			792,084	776,170

A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
14% Senior Subordinated Note due 12/21/2020	$1,059,775	12/20/13	1,042,778	1,070,372
Limited Liability Company Unit Class A (B)	3,094 uts.	*	153,704	336,484
Limited Liability Company Unit Class B (B)	1,479 uts.	10/09/09	52,999	160,847
* 10/09/09 and 12/20/13.			1,249,481	1,567,703

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 12/20/2016 (D)	$420,000	05/15/08	413,944	405,300
13% Senior Subordinated Note due 12/20/2016 (D)	$420,000	05/15/08	384,627	—
Common Stock (B)	60,000 shs.	05/15/08	60,000	—
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	21,099 shs.	05/15/08	35,654	—
			894,225	405,300

ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 07/31/2019	$181,818	08/01/12	168,970	181,818
Preferred Stock Series A (B)	125,000 shs.	08/01/12	125,000	212,614
Warrant, exercisable until 2022, to purchase common stock at $.02 per share (B)	22,414 shs.	08/01/12	42,446	35,852
			336,416	430,284

ACP Cascade Holdings LLC
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
Limited Liability Company Unit Class B (B)	32 uts.	11/09/12	—	—

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
Limited Liability Company Unit (B)	1,945 uts.	*	207,910	155,962
* 12/07/12 and 07/11/13.

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
Preferred Stock Series A (B)	152 shs.	12/27/07	$75,131	$324,417
Convertible Preferred Stock Series B (B)	28 shs.	01/04/11	21,600	59,380
			96,731	383,797

AFC - Dell Holding Corporation
A distributor and provider of inventory management services for “C-Parts” used by OEMs in their manufacturing and production facilities.
12.5% Senior Subordinated Note due 09/27/2020	$1,188,400	03/27/15	1,166,345	1,198,489
Preferred Stock (B)	1,122 shs.	03/27/15	112,154	110,491
Common Stock (B)	346 shs.	03/27/15	346	—
			1,278,845	1,308,980

Airxcel Holdings
A leading manufacturer of a broad range of climate control solutions, including air-conditioners, heat pumps, cooking appliances, furnaces, powered vents, and water heaters.
12.5% Senior Subordinated Note due 11/18/2020	$1,455,831	11/18/14	1,430,032	1,421,936
Limited Liability Company Unit	288 uts.	11/18/14	288,000	206,110
			1,718,032	1,628,046

American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 03/31/2020 (D)	$1,237,502	*	1,237,367	—
Preferred Class A Unit (B)	1,706 uts.	**	170,600	—
Preferred Class B Unit (B)	808 uts.	06/09/08	80,789	—
Common Class B Unit (B)	16,100 uts.	01/22/04	1	—
Common Class D Unit (B)	3,690 uts.	09/12/06	—	—
* 01/22/04 and 06/09/08.			1,488,757	—
** 01/22/04 and 09/16/06.

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
Limited Liability Company Unit Class A Preferred (B)	114 uts.	10/04/12	113,636	302,984

Animal Supply Company
A distributor of pet products to independent pet stores, veterinary clients and other pet specialty retailers.
9.5% Second Lien Term Loan due 09/17/2019	$1,725,000	03/30/15	1,702,065	1,654,747

ARI Holding Corporation
A leading national supplier of products used primarily by specialty contractors.
11.5% Senior Subordinated Note due 02/01/2020	$1,702,445	*	1,679,959	1,706,073
Limited Partnership Interest	524 uts.	08/01/14	523,950	558,806
* 05/21/13 and 08/01/14.			2,203,909	2,264,879

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Aurora Parts & Accessories LLC
A distributor of aftermarket over-the-road semi-trailer parts and accessories sold to customers across North America.
11% Senior Subordinated Note due 02/17/2022	$1,515,400	08/17/15	$1,485,655	$1,505,121
Preferred Stock (B)	210 shs.	08/17/15	209,390	209,390
Common Stock (B)	210 shs.	08/17/15	210	210
			1,695,255	1,714,721

Avantech Testing Services LLC
A manufacturer of custom Non-Destructive Testing (“NDT”) systems and provider of NDT and inspections services primarily to the oil country tubular goods market.
15% Senior Subordinated Note due 07/31/2021 (D)	$500,587	07/31/14	491,228	—
Limited Liability Company Unit	36,964 uts.	07/31/14	369,643	—
			860,871	—

Blue Wave Products, Inc.
A distributor of pool supplies.
10% Senior Secured Term Note due 09/30/2018	$238,298	10/12/12	235,548	238,298
13% Senior Subordinated Note due 09/30/2019	$327,304	10/12/12	311,075	333,850
Common Stock (B)	51,064 shs.	10/12/12	51,064	124,936
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	20,216 shs.	10/12/12	20,216	49,462
			617,903	746,546

BlueSpire Holding, Inc.
A marketing services firm that integrates strategy, technology, and content to deliver customized marketing solutions for clients in the senior living, financial services and healthcare end markets.
12.5% Senior Subordinated Note due 06/30/2021	$1,574,081	06/30/15	1,543,618	1,569,618
Common Stock (B)	1,417 shs.	06/30/15	156,800	169,430
			1,700,418	1,739,048

BP SCI LLC
A leading value-added distributor of branded pipes, valves, and fittings (PVF) to diversified end markets.
Limited Liability Company Unit Class A (B)	417 uts.	10/17/12	41,667	231,077
Limited Liability Company Unit Class B (B)	167 uts.	10/17/12	166,666	230,409
			208,333	461,486

CG Holdings Manufacturing Company
A coating provider serving the automotive, agricultural, heavy truck and other end markets.
13% Senior Subordinated Note due 11/01/2019	$1,412,605	*	1,349,394	1,426,731
Preferred Stock (B)	1,350 shs.	*	134,972	154,001
Preferred Stock (B)	489 shs.	*	48,721	55,817
Common Stock (B)	140 shs.	*	14,864	73,971
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	58 shs.	*	5,430	30,725
* 05/09/13 and 11/01/13.			1,553,381	1,741,245

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% Senior Subordinated Note due 01/19/2018	$765,174	01/19/11	$746,177	$765,174
14% Senior Subordinated Note due 08/03/2019	$199,872	08/03/12	197,376	199,872
Common Stock (B)	375 shs.	01/19/11	37,500	57,928
Warrant, exercisable until 2021, to purchase common stock at $.01 per share (B)	295 shs.	01/19/11	29,250	45,535
			1,010,303	1,068,509

Church Services Holding Company
A provider of diversified residential services to homeowners in the Houston, Dallas, and Austin markets.
14.5% Senior Subordinated Note due 03/26/2018	$189,038	03/26/12	185,641	182,987
10% Senior Subordinated Note due 09/15/2099	$6,334	09/15/14	6,334	5,936
Common Stock (B)	1,327 shs.	*	132,700	32,823
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	57 shs.	03/26/12	5,740	1,410
* 03/26/12, 05/25/12 and 06/19/12.			330,415	223,156

Clarion Brands Holding Corp.
A portfolio of six over-the-counter (OTC) pharmaceutical brands whose products are used to treat tinnitus or ringing of the ear, excessive sweating, urinary tract infections, muscle pain, and skin conditions.

12.5% Senior Subordinated Note due 09/31/2021	$1,591,837	10/01/14	1,563,445	1,591,837
Common Stock (B)	1,568 shs.	10/01/14	156,818	115,334
			1,720,263	1,707,171

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	147 shs.	12/02/08	146,594	526,758

Compass Chemical International LLC
A manufacturer and supplier of standard and specialty formulated chemicals, primarily phosphoric acid derivatives called phosphonates.
13% Senior Subordinated Note due 10/04/2020	$1,512,168	03/04/15	1,484,472	1,465,750
Limited Liability Company Unit (B)	230 uts.	03/04/15	230,000	205,524
			1,714,472	1,671,274

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
Limited Liability Company Unit Class A (B)	82,613 uts.	01/12/07	$82,613	$87,072
Limited Liability Company Unit Class C (B)	59,756 uts.	01/12/07	59,756	68,585
Limited Liability Company Unit Class D (B)	671,525 uts.	05/03/10	—	821,122
Limited Liability Company Unit Class E (B)	1,102 uts.	05/03/10	—	25,080
			142,369	1,001,859

CTM Holding, Inc.
A leading owner and operator of coin-operated children’s rides, penny presses and candy kiosks in the U.S.
15% Senior Subordinated Note due 11/22/2019	$1,249,324	11/22/13	1,230,877	1,222,649
Common Stock (B)	78 shs.	11/22/13	443,182	374,698
			1,674,059	1,597,347

Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
Preferred Stock PIK (B)	156 shs.	10/26/09	156,468	252,598
Preferred Stock Series A (B)	114 shs.	10/27/09	104,374	184,553
Common Stock (B)	38 shs.	10/26/09	38,244	145,835
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	28 shs.	10/27/09	25,735	106,554
			324,821	689,540

DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% Senior Subordinated Note due 05/04/2019	$1,369,381	05/04/12	1,353,109	1,369,381
Preferred Stock (B)	25 shs.	05/04/12	252,434	312,213
Common Stock (B)	25 shs.	05/04/12	28,048	45,802
			1,633,591	1,727,396

Dunn Paper
A provider of specialty paper for niche product applications.
Preferred Stock (B)	261 shs.	12/30/14	261,364	447,916

E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
Common Stock (B)	349 shs.	01/08/08	174,701	322,150

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
Common Stock (B)	50 shs.	02/01/10	$50,000	$154,410
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	119 shs.	02/01/10	107,100	368,175
			157,100	522,585

ECG Consulting Group
A healthcare management consulting company who provides strategic, financial, operational, and technology related consulting services to healthcare providers.
11.75% Senior Subordinated Note due 11/21/2020	$1,302,098	11/21/14	1,275,674	1,341,161
Limited Liability Company Unit (B)	230 uts.	11/19/14	71,875	73,246
			1,347,549	1,414,407

EPM Holding Company
A provider of non-discretionary regulatory driven engineering services that support mission critical safety and operational aspects of nuclear power plants.
14.5% Senior Subordinated Note due 07/26/2019	$292,129	07/26/13	287,901	295,050
Common Stock (B)	1,535 shs.	07/26/13	153,474	460,427
			441,375	755,477

ERG Holding Company LLC
A provider of inpatient and outpatient clinical trial services to pharmaceutical companies and contract research organizations.
13.5% Senior Subordinated Note due 10/04/2019	$951,373	04/04/14	936,509	945,288
Common Stock (B)	31 shs.	04/04/14	77,533	83,727
			1,014,042	1,029,015

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
Limited Liability Company Unit Preferred (B)	171 uts.	09/27/10	58,345	71,350
Limited Liability Company Unit Common (B)	171 uts.	09/27/10	17,073	152,084
			75,418	223,434

F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.

Limited Liability Company Unit Preferred (B)	80,559 uts.	04/15/14	—	80,559
Limited Liability Company Unit Class B-1 (B)	65,789 uts.	12/15/10	65,789	116,414
Limited Liability Company Unit Class B-2 (B)	8,248 uts.	12/15/10	8,248	14,595
Limited Liability Company Unit Class B-3 (B)	6,522 uts.	08/30/12	15,000	13,236
Limited Liability Company Unit Class C (B)	1,575 uts.	12/20/10	16,009	25,450
			105,046	250,254

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

FMH Holdings Corporation
A designer and manufacturer of highly engineered components for the aerospace, defense and space industries.
11.5% Senior Subordinated Note due 11/01/2020	$1,443,937	05/01/15	$1,416,849	$1,446,141
Common Stock (B)	148 shs.	05/01/15	148,096	126,700
			1,564,945	1,572,841

G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	198 shs.	10/19/10	46,958	114,651

GD Dental Services LLC
A provider of convenient “onestop” general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
Limited Liability Company Unit Preferred (B)	76 uts.	10/05/12	75,920	91,282
Limited Liability Company Unit Common (B)	767 uts.	10/05/12	767	57,408
			76,687	148,690

GenNx Novel Holding, Inc.
A manufacturer and distributor of nutraceutical ingredients.
13% Senior Subordinated Note due 03/27/2020	$1,589,945	03/27/14	1,564,345	1,562,978
Common Stock (B)	15,500 shs.	03/27/14	155,000	149,853
			1,719,345	1,712,831

gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician’s office channels.
14% Senior Subordinated Note due 03/27/2019	$1,189,972	03/27/13	1,174,549	1,189,972
Common Stock (B)	1,181 shs.	03/27/13	118,110	157,835
			1,292,659	1,347,807

GlynnDevins Acquisition Corporation
A marketing communications agency that services senior living facilities.
13% Senior Subordinated Note due 12/19/2020	$788,872	06/19/15	773,863	784,160
Preferred Stock Series A (B)	342 shs.	06/19/15	70,683	70,684
Common Stock (B)	342 shs.	06/19/15	2,945	2,397
			847,491	857,241

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Grakon Parent
The leading designer and manufacturer of highly-engineered and customized LED and incandescent lighting systems for transportation-based markets.
12% Senior Subordinated Note due 04/30/2021	$1,550,169	10/31/14	$1,522,208	$1,596,674
Common Stock (B)	175 shs.	10/31/14	174,831	214,567
			1,697,039	1,811,241

GTI Holding Company
A designer, developer, and marketer of precision specialty hand tools and handheld test instruments.
12% Senior Subordinated Note due 02/05/2020	$727,865	02/05/14	686,758	703,267
Common Stock (B)	846 shs.	02/05/14	84,636	84,434
Warrant, exercisable until 2024, to purchase common stock at $.01 per share (B)	397 shs.	02/05/14	36,816	39,622
			808,210	827,323

Handi Quilter Holding Company
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% Senior Subordinated Note due 06/19/2021	$1,437,500	12/19/14	1,411,117	1,406,145
Limited Liability Company Unit Preferred (B)	288 uts.	12/19/14	287,500	272,230
Limited Liability Company Unit Common Class A (B)	2,875 uts.	12/19/14	—	—
			1,698,617	1,678,375

Hartland Controls Holding Corporation
A manufacturer and distributor of electronic and electromechanical components.
14% Senior Subordinated Note due 08/14/2019	$1,089,948	02/14/14	1,072,922	1,111,747
12% Senior Subordinated Note due 08/14/2019	$431,250	06/22/15	427,168	430,459
Preferred Stock Series A (B)	2,547 shs.	02/14/14	120,857	127,124
Common Stock (B)	821 shs.	02/14/14	822	168,745
			1,621,769	1,838,075

Healthcare Direct Holding Company
A direct-to-customer marketer of discount dental plans.
Common Stock (B)	517 shs.	03/09/12	51,724	88,031

HHI Group, LLC
A developer, marketer, and distributor of hobby-grade radio control products.
14% Senior Subordinated Note due 01/17/2020	$1,576,168	01/17/14	1,551,896	1,587,787
Limited Liability Company Unit (B)	102 uts.	01/17/14	101,563	79,223
			1,653,459	1,667,010

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Hi-Rel Group LLC
A manufacturer and distributor of precision metal piece parts for the microelectronic packaging industry, serving the aerospace/defense, telecommunications, and medical end markets.
12% Senior Subordinated Note due 03/15/2018	$703,125	04/15/13	$675,671	$694,028
Limited Liability Company Unit (B)	234 uts.	04/15/13	234,375	185,445
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	37,177 shs.	04/15/13	32,344	29,414
			942,390	908,887

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)	47 uts.	10/14/11	—	—
Limited Liability Company Unit Class G (B)	114 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B)	47 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B)	47 uts.	10/14/11	—	—
			—	—

Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 08/19/2016	$1,098,837	08/19/08	1,083,230	1,074,325
Common Stock (B)	251 shs.	08/19/08	251,163	34,538
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	65 shs.	08/19/08	60,233	8,927
			1,394,626	1,117,790

HVAC Holdings, Inc.
A provider of integrated energy efficiency services and maintenance programs for HVAC systems.
12.5% Senior Subordinated Note due 09/27/2019	$1,196,383	09/27/12	1,180,873	1,187,141
Limited Liability Company Unit Class A Preferred (B)	1,127 uts.	09/27/12	112,726	149,446
Limited Liability Company Unit Class A Common (B)	910 uts.	09/27/12	910	21,413
			1,294,509	1,358,000

Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
Common Stock (B)	93 shs.	10/27/11	92,854	200,893

Impact Confections
An independent manufacturer and marketer of confectionery products including Warheads® brand sour candies, Melster® brand classic candies, and co-manufactured/private label classic candies.
13% Senior Subordinated Note due 11/04/2020	$1,073,266	11/10/14	1,054,194	1,066,558
Common Stock (B)	2,300 shs.	11/10/14	230,000	185,713
			1,284,194	1,252,271

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	47 shs.	02/27/07	$1,424	$205,977

J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
Preferred Stock A (B)	165 shs.	12/20/10	165,000	241,623
Preferred Stock B (B)	0.06 shs.	12/20/10	—	88
Common Stock	33 shs.	12/20/10	1,667	—
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	12 shs.	12/20/10	105,643	72,740
			272,310	314,451

Janus Group Holdings LLC
A manufacturer of roll-up doors and hallway systems that are primarily used in self-storage facilities.
13.5% Senior Subordinated Note due 06/11/2019	$1,342,391	12/11/13	1,322,227	1,369,239
Limited Liability Company Unit Class A (B)	283 uts.	12/11/13	139,258	611,794
			1,461,485	1,981,033

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
14.25% Senior Subordinated Note due 12/05/2019	$1,100,114	12/05/12	1,085,397	934,220
Limited Liability Company Unit (B)	1,038,805 uts.	12/05/12	232,207	26,801
			1,317,604	961,021

K & N Parent, Inc.
A manufacturer and supplier of automotive aftermarket performance air filters and intake systems.
Preferred Stock Series A	102 shs.	12/23/11	—	—
Preferred Stock Series B	29 shs.	12/23/11	—	—
Common Stock	163 shs.	*	6,522	134,458
* 12/23/11 and 06/30/14.			6,522	134,458

K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
Common Stock (B)	71,053 shs.	05/24/06	71,053	80,752
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	43,600 shs.	05/25/06	37,871	49,551
			108,924	130,303

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Limited Liability Company Unit Class C Preferred (B)	40 uts.	06/30/15	$—	$70,502
Common Stock (B)	353 shs.	07/15/08	285,619	382,660
			285,619	453,162

Master Cutlery LLC
A designer and marketer of a wide assortment of knives and swords.
13% Senior Subordinated Note due 04/17/2020	$883,644	04/17/15	873,450	874,110
Limited Liability Company Unit (B)	5 uts.	04/17/15	678,329	698,150
			1,551,779	1,572,260

Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
Limited Liability Company Unit	12,764 uts.	*	166,481	328,747
Warrant, exercisable until 2017, to purchase common stock at $.01 per share (B)	1,787 shs.	05/04/07	22,781	46,027
* 05/04/07 and 01/02/08.			189,262	374,774

Manhattan Beachwear Holding Company
A designer and distributor of women’s swimwear.
12.5% Senior Subordinated Note due 01/15/2018	$419,971	01/15/10	397,744	402,984
15% Senior Subordinated Note due 01/15/2018	$115,973	10/05/10	115,056	106,336
Common Stock (B)	35 shs.	10/05/10	35,400	40,319
Common Stock Class B (B)	118 shs.	01/15/10	117,647	133,996
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	104 shs.	10/05/10	94,579	118,587
			760,426	802,222

MC Sign Holdings LLC
A provider of sign and lighting services nationwide.
11.75% Senior Subordinated Note due 09/15/2021	$761,000	09/22/15	745,824	759,388
Limited Liability Company Unit Class B (B)	101,500 uts.	09/22/15	101,500	101,500
			847,324	860,888

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
Preferred Unit (B)	66 uts.	08/29/08	46,152	90,731
Common Unit Class A (B)	671 uts.	08/29/08	671	153,761
Common Unit Class B (B)	263 uts.	08/29/08	63,564	60,320
			110,387	304,812

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul services for “out of production” or “legacy” aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.

16% Senior Subordinated Note due 10/30/2019	$454,295	09/22/11	$448,613	$435,732
15% Senior Subordinated Note due 04/30/2022	$23,839	08/18/15	23,839	19,071
Limited Liability Company Unit Series A (B)	228 uts.	05/07/14	14,760	—
Limited Liability Company Unit Series B (B)	155,945 uts.	09/22/11	155,945	—
			643,157	454,803

MES Partners, Inc.
An industrial service business offering an array of cleaning and environmental services to the Gulf Coast region of the U.S.
12% Senior Subordinated Note due 09/30/2021	$1,092,906	09/30/14	1,073,354	1,095,223
Common Stock Class B (B)	219,545 shs.	09/30/14	219,545	285,935
			1,292,899	1,381,158

MNX Holding Company
An international third party logistics company providing customized logistics services to customers across the globe.
14% Senior Subordinated Note due 11/02/2019	$1,277,508	11/02/12	1,260,679	1,280,655
Common Stock (B)	45 shs.	11/02/12	44,643	33,989
			1,305,322	1,314,644

Money Mailer
A leading provider of hyperlocal shared direct mail advertising as well as interactive and online advertising solutions through its nationwide production and distribution network.
Preferred Stock	1,332,865 shs.	12/10/14	1,312,872	1,332,865

Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 08/15/2020	$987,301	11/30/10	978,265	987,301
Limited Liability Company Unit Class B-1 (B)	75,000 uts.	11/30/10	—	88,912
Limited Liability Company Unit Class B-2 (B)	6,801 uts.	11/30/10	—	8,063
			978,265	1,084,276

NABCO, Inc.
A producer of explosive containment vessels in the United States.
Common Stock (B)	429 shs.	12/20/12	306,091	161,437

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 06/10/2020	$810,000	02/02/07	$809,450	$780,743
Limited Partnership Interest of Saw Mill PCG Partners LLC (B)	1.38% int.	02/01/07	588,077	—
Limited Liability Company Unit Class D of Saw Mill PCG Partners LLC (B)	9 uts.	*	8,873	—
Limited Liability Company Unit Class D-1 of Saw Mill PCG Partners LLC (B)	121 uts.	09/30/09	121,160	—
Limited Liability Company Unit Class D-2 of Saw Mill PCG Partners LLC (B)	68 uts.	04/29/11	34,547	43,131
Limited Liability Company Unit Class D-3 of Saw Mill PCG Partners LLC (B)	104 uts.	12/10/14	103,904	105,043
* 12/18/08 and 09/30/09.			1,666,011	928,917

Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
Limited Partnership Interest (B)	1,740 uts.	*	174,006	190,601
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	2,605 shs.	*	260,479	285,321
* 07/09/09 and 08/09/10.			434,485	475,922

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
Preferred Stock Series A (B)	554 shs.	06/04/10	55,354	86,545
Preferred Stock Series B (B)	311 shs.	06/04/10	31,125	47,137
Common Stock (B)	344 shs.	06/04/10	344	12,153
			86,823	145,835

Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	1,236 shs.	05/22/09	59,034	1,856,297
Preferred Stock Series B (B)	7,059 shs.	05/22/09	290,050	100,740
Common Stock (B)	21,462 shs.	05/22/09	993,816	—
			1,342,900	1,957,037

Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
Limited Liability Company Unit	156,250 uts.	11/29/12	156,250	163,312

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Polytex Holdings LLC
A manufacturer of water based inks and related products serving primarily the wall covering market.
13% Senior Subordinated Note due 01/31/2020	$1,048,824	07/31/14	$1,031,332	$1,032,821
Limited Liability Company Unit	148,096 uts.	07/31/14	148,096	127,274
			1,179,428	1,160,095

Power Stop Holdings LLC
A supplier of performance upgrade aftermarket brake products.
11% Senior Subordinated Note due 05/29/2022	$1,610,100	05/29/15	1,579,454	1,617,654
Limited Liability Company Unit Preferred (B)	1,149 uts.	05/29/15	114,900	115,907
Limited Liability Company Unit Common (B)	1,149 uts.	05/29/15	—	6,520
			1,694,354	1,740,081

PPC Event Services
A special event equipment rental business.
14% Senior Subordinated Note due 05/20/2020	$1,138,153	11/20/14	1,118,004	1,163,044
Limited Liability Company Unit (B)	3,450 uts.	11/20/14	172,500	338,921
			1,290,504	1,501,965

R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
8% Senior Subordinated Note due 01/02/2017	$49,908	01/02/14	217,411	47,412
Limited Liability Company Unit (B)	1,497 uts.	12/15/06	149,723	—
Limited Liability Company Unit Class B Common (B)	6 uts.	01/02/14	219,593	—
Limited Liability Company Unit Series B-1 Preferred (B)	9 uts.	01/02/14	374,307	374,308
Warrant, exercisable until 2017, to purchase common stock at $.01 per share (B)	2 shs.	12/15/06	69,609	—
			1,030,643	421,720

Randy’s Worldwide Automotive
A designer and distributor of automotive aftermarket parts.
11.5% Senior Subordinated Note due 05/12/2021	$1,135,898	05/12/15	1,114,637	1,122,500
Common Stock (B)	118 shs.	05/12/15	118,476	105,023
			1,233,113	1,227,523

REVSpring, Inc.
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
Limited Liability Company Unit Class A (B)	13,548 uts.	*	135,477	252,680
* 10/21/11 and 08/03/12.

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Safety Infrastructure Solutions
A provider of trench safety equipment to a diverse customer base across multiple end markets in Texas and the Southwestern United States.
Preferred Stock (B)	2,098 shs.	03/30/12	$83,920	$112,824
Common Stock (B)	983 shs.	03/30/12	9,830	106,742
			93,750	219,566

Signature Systems Holding Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
Common Stock (B)	76 shs.	03/15/13	75,509	249,213
Warrant, exercisable until 2023, to purchase common stock A at $.01 per share (B)	31 shs.	03/15/13	28,316	101,817
			103,825	351,030

Smart Source Holdings LLC
A short-term computer rental company.
Limited Liability Company Unit (B)	328 uts.	*	261,262	344,923
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	83 shs.	*	67,467	87,369
* 08/31/07 and 03/06/08.			328,729	432,292

SMB Machinery Holdings, Inc.
A reseller of used, rebuilt and refurbished packaging and processing equipment, primarily serving the bottling and food manufacturing industries.
14% Senior Subordinated Note due 10/18/2019 (D)	$738,694	10/18/13	726,147	—
Common Stock (B)	841 shs.	10/18/13	84,100	—
			810,247	—

Strahman Holdings Inc
A manufacturer of industrial valves and wash down equipment for a variety of industries, including chemical, petrochemical, polymer, pharmaceutical, food processing, beverage and mining.
14% Senior Subordinated Note due 06/13/2019	$1,059,783	12/13/13	1,042,206	1,066,453
Preferred Stock Series A (B)	158,967 shs.	12/13/13	158,967	251,279
Preferred Stock Series A-2 (B)	26,543 shs.	09/10/15	29,994	41,956
			1,231,167	1,359,688

Sunvair Aerospace Group Inc.
An aerospace maintenance, repair, and overhaul provider servicing landing gears on narrow body aircraft.
12% Senior Subordinated Note due 07/31/2021	$1,215,600	07/31/15	1,191,963	1,209,063
Common Stock (B)	68 shs.	07/31/15	78,150	74,245
			1,270,113	1,283,308

Babson Capital Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
14% Senior Subordinated Note due 12/14/2017	$1,059,836	12/14/10	$1,035,344	$1,059,836
14% Senior Subordinated PIK Note due 12/14/2017	$110,257	08/17/12	108,461	109,394
Common Stock (B)	38 shs.	12/14/10	38,168	41,315
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	37 shs.	12/14/10	37,249	40,319
			1,219,222	1,250,864

Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
16% Senior Subordinated Note due 02/26/2019	$2,407,441	09/02/08	2,361,276	2,407,441
Preferred Stock Series D (B)	257 shs.	02/27/13	25,678	—
Redeemable Preferred Stock Series A (B)	678 shs.	10/03/08	6,630	—
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	6,778 shs.	09/02/08	59,661	—
			2,453,245	2,407,441

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
3% Senior Subordinated Note due 12/31/2018 (D)	$1,062,258	12/05/13	—	1,009,145
15% Senior Subordinated Note due 12/05/2020 (D)	$46,798	12/05/13	219,203	42,118
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	28,079 shs.	12/05/13	—	—
			219,203	1,051,263

Transpac Holding Company
A designer, importer, and wholesaler of home décor and seasonal gift products.
8% Senior Subordinated Note due 10/31/2015 (D)	$938,651	10/31/07	909,276	—
Common Stock (B)	110 shs.	10/31/07	110,430	—
Warrant, exercisable until 2015, to purchase common stock at $.01 per share (B)	50 shs.	10/31/07	46,380	—
			1,066,086	—

Tranzonic Holdings LLC
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
14% Senior Subordinated Note due 07/05/2019	$1,544,668	07/05/13	1,523,350	1,544,668
Limited Liability Company Unit Preferred Class A (B)	147,727 shs.	07/05/13	147,727	189,619
		—	1,671,077	1,734,287

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Tristar Global Energy Solutions, Inc.
A hydrocarbon and decontamination services provider serving refineries worldwide.
12.5% Senior Subordinated Note due 07/31/2020	$1,122,191	01/23/15	$1,101,585	$1,052,124

Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
Class B Unit (B)	406,525 uts.	10/29/09	184,266	—
Class C Unit (B)	450,000 uts.	10/29/09	413,244	292,277
Limited Liability Company Unit Class A (B)	383,011 uts.	*	229,353	—
Limited Liability Company Unit Class B (B)	96,848 uts.	07/19/04	96,848	—
* 07/19/04 and 10/29/09.			923,711	292,277

VP Holding Company
A provider of school transportation services for special-needs and homeless children in Massachusetts.
Common Stock (B)	3,632 shs.	03/31/14	363,158	584,560

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
8% Senior Subordinated Note due 09/30/2017 (D)	$1,680,931	11/30/06	867,531	840,466
Common Stock (B)	101 shs.	11/30/06	101,250	—
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	51 shs.	11/30/06	45,790	—
			1,014,571	840,466

Westminster Acquisition LLC
A manufacturer of premium, all-natural oyster cracker products sold under the Westminster and Olde Cape Cod brands.
12% Senior Subordinated Note due 02/03/2020	$370,827	08/03/15	363,635	367,944
Limited Liability Company Unit (B)	370,241 uts.	08/03/15	370,241	370,241
			733,876	738,185

Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
Common Stock (B)	205 shs.	12/16/10	205,480	139,304
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	55 shs.	12/16/10	49,334	37,436
			254,814	176,740

WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% Senior Subordinated Note due 06/12/2020	$937,029	11/03/11	927,360	946,399
Common Stock	1,500 shs.	11/03/11	150,000	190,765
			1,077,360	1,137,164

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Principal Amount,
	Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

York Wall Holding Company
A designer, manufacturer and marketer of wall covering products for both residential and commercial wall coverings.
12.5% Senior Subordinated Note due 03/04/2021	$1,554,765	03/04/15	$1,525,982	$1,518,331
Common Stock (B)	1,835 shs.	03/04/15	183,500	173,347
			1,709,482	1,691,678

Total Private Placement Investments (E)			$89,726,091	$91,364,667

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Interest	Maturity	Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Rule 144A Securities - 13.27%:

Bonds - 13.27%
Amsted Industries	5.375%	09/15/24	$240,000	$240,000	$233,400
ArcelorMittal	6.125	06/01/18	500,000	507,559	490,000
Belden Inc.	5.250	07/15/24	210,000	210,000	194,250
CITGO Petroleum Corporation	6.250	08/15/22	425,000	425,000	405,875
Consolidated Energy Finance S.A.	6.750	10/15/19	447,000	442,927	422,415
Cornerstone Chemical Company	9.375	03/15/18	375,000	380,622	390,000
CTP Transportation Products, LLC	8.250	12/15/19	310,000	310,000	329,375
Dean Foods	6.500	03/15/23	329,000	329,000	333,935
Endo Finance LLC	5.375	01/31/23	500,000	491,089	480,625
Family Tree Escrow, LLC	5.750	03/01/23	156,000	156,000	161,850
Forest Laboratories, Inc.	5.000	12/15/21	370,000	370,000	401,369
Forest Laboratories, Inc.	4.875	02/15/21	500,000	500,000	540,019
Harron Communications, L.P.	9.125	04/01/20	250,000	269,623	265,625
HD Supply, Inc.	5.250	12/15/21	127,000	127,000	127,635
Hilcorp Energy Company	5.000	12/01/24	335,000	335,000	284,750
H.J. Heinz Company	4.875	02/15/25	300,000	300,000	320,160
HP Enterprise Company	4.900	10/15/25	500,000	498,625	498,625
Huntington Ingalls Industries	5.000	12/15/21	500,000	500,000	510,000
International Wire Group	8.500	10/15/17	500,000	518,801	505,000
J.B. Poindexter Co., Inc.	9.000	04/01/22	500,000	500,000	526,250
Jupiter Resources Inc.	8.500	10/01/22	500,000	474,828	281,250
Kindred Escrow Corp. II	8.750	01/15/23	500,000	500,000	541,875
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	663,000	681,051	687,862
Mallinckrodt PLC	5.750	08/01/22	500,000	500,000	482,500
MEG Energy Corporation	6.375	01/30/23	500,000	500,000	391,250
Micron Technology, Inc.	5.250	08/01/23	494,000	494,000	454,381
Moog Inc.	5.250	12/01/22	500,000	503,867	500,000
Murry Energy Corporation	11.250	04/15/21	500,000	485,139	262,500
Netflix, Inc.	5.500	02/15/22	299,000	299,000	301,990
Nielsen Finance LLC	5.000	04/15/22	271,000	272,886	262,531
Numericable Group SA	4.875	05/15/19	240,000	240,000	232,200
NXP BV/NXP Funding LLC	3.750	06/01/18	750,000	750,000	751,875
Paragon Offshore plc.	6.750	07/15/22	500,000	169,210	65,000
Penske Corporation	4.875	07/11/22	500,000	498,394	531,325
Prestige Brands Holdings, Inc.	5.375	12/15/21	650,000	650,000	633,750
Sabre GLBL, Inc.	5.375	04/15/23	170,000	170,000	167,450
Safway Group Holding LLC/Finance Corporation	7.000	05/15/18	250,000	250,000	255,938

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

			Shares or
	Interest	Maturity	Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Sirius XM Radio Inc.	5.875%	10/01/20	$445,000	$445,000	$452,788
Topaz Marine S.A.	8.625	11/01/18	500,000	500,000	441,875
Unitymedia KabelBW GmbH	6.125	01/15/25	500,000	500,000	493,750
Univision Communications, Inc.	5.125	05/15/23	160,000	160,000	152,000
Univision Communications, Inc.	5.125	02/15/25	419,000	424,761	392,813
UPCB Finance IV Limited	5.375	01/15/25	208,000	208,000	195,520
Valeant Pharmaceuticals International	7.000	10/01/20	250,000	250,562	255,000
Virgin Media Secured Finance PLC	5.250	01/15/26	500,000	504,573	460,000
VRX Escrow Corp.	6.125	04/15/25	382,000	382,000	363,855
Welltec A/S	8.000	02/01/19	375,000	370,714	340,313
West Corporation	5.375	07/15/22	500,000	491,208	461,875
XPO Logistics, Inc.	7.875	09/01/19	451,000	464,200	439,725
Total Bonds				19,550,639	18,674,349

Preferred Stock - 0.00%
TherOX, Inc. (B)			26	—	—
Total Preferred Stock				—	—

Common Stock - 0.00%
Touchstone Health Partnership (B)			292	—	—
Total Common Stock				—	—

Total Rule 144A Securities				19,550,639	18,674,349

Total Corporate Restricted Securities				$109,276,730	$110,039,016

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Interest	Maturity	Principal		Market
Corporate Public Securities - 21.38%: (A)	Rate	Date	Amount	Cost	Value

Bank Loans - 0.12%
Aquilex Holdings LLC	5.000%	12/31/20	$168,405	$168,086	$165,879
Total Bank Loans				168,086	165,879

Bonds - 21.26%
Accuride Corp	9.500	08/01/18	500,000	489,700	502,500
ADT Corporation	6.250	10/15/21	500,000	515,154	515,625
Alcoa, Inc.	6.150	08/15/20	600,000	620,338	617,999
Ally Financial, Inc.	5.500	02/15/17	750,000	755,379	768,750
Alta Mesa Financial Services	9.625	10/15/18	383,000	373,585	202,032
Anglogold Holdings PLC	5.375	04/15/20	600,000	603,506	564,749
Anixter, Inc.	5.125	10/01/21	165,000	165,000	163,762
Antero Resources Corporation	5.375	11/01/21	395,000	395,000	347,600
B&G Foods, Inc.	4.625	06/01/21	440,000	440,000	423,500
Bank of America Corporation	4.000	04/01/24	500,000	498,361	514,653
Bonanza Creek Energy, Inc.	5.750	02/01/23	500,000	500,000	325,000
Brunswick Corporation	7.125	08/01/27	500,000	504,324	532,500
California Resources Corporation	6.000	11/15/24	480,000	480,000	285,900
Calumet Specialty Products Partners L.P.	7.625	01/15/22	500,000	500,148	465,000
CCO Holdings Capital Corporation	5.750	01/15/24	500,000	484,763	477,500
CHC Helicopter SA	9.250	10/15/20	900,000	851,882	504,000
Chrysler Group, LLC	8.250	06/15/21	210,000	227,945	222,851
Clearwater Paper Corporation	4.500	02/01/23	500,000	496,061	462,500
Commercial Metals Company	4.875	05/15/23	750,000	751,268	656,250
CVR Refining LLC	6.500	11/01/22	350,000	339,882	339,150
D.R. Horton, Inc.	4.000	02/15/20	500,000	500,000	503,750
Duke Realty Limited Partnership	3.875	10/15/22	500,000	503,760	509,165
Forum Energy Technologies	6.250	10/01/21	160,000	160,000	134,400
Frontier Communications Corporation	6.875	01/15/25	500,000	491,033	395,000
General Electric Capital Corporation	5.500	01/08/20	500,000	499,011	572,193
HCA Holdings, Inc.	3.750	03/15/19	500,000	500,000	498,750
HealthSouth Corporation	7.750	09/15/22	365,000	365,637	379,600
Hertz Corporation	6.750	04/15/19	220,000	218,114	223,850
Hilton Worldwide Holdings, Inc.	5.625	10/15/21	750,000	750,000	774,375
Hornbeck Offshore Services, Inc.	5.000	03/01/21	500,000	500,000	371,250
Icahn Enterprises L.P.	4.875	03/15/19	475,000	475,000	475,713
Icahn Enterprises L.P.	6.000	08/01/20	600,000	609,267	616,500
Jabil Circuit, Inc.	4.700	09/15/22	500,000	499,978	486,250
Johnson Controls, Inc.	5.500	01/15/16	500,000	494,398	506,752
Kraft Foods, Inc.	5.375	02/10/20	500,000	508,671	560,460
Laboratory Corporation of America Holdings	3.600	02/01/25	500,000	499,261	484,033
Lamar Media Corp.	5.375	01/15/24	160,000	160,000	161,600
Lazard Group LLC	4.250	11/14/20	500,000	498,749	529,626

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

			Shares or
	Interest	Maturity	Principal		Market
Corporate Public Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Lennar Corporation	4.500%	11/15/19	$250,000	$250,503	$252,125
Lennar Corporation	4.750	11/15/22	375,000	370,437	364,050
Lifepoint Hospitals, Inc.	5.500	12/01/21	350,000	358,828	353,500
MarkWest Energy Partners, L.P.	4.875	12/01/24	500,000	500,000	457,500
Masco Corporation	7.125	03/15/20	350,000	349,999	403,375
MasTec, Inc.	4.875	03/15/23	500,000	491,425	412,500
Meritor, Inc.	6.750	06/15/21	1,000,000	1,000,000	1,005,000
Morgan Stanley	5.500	01/26/20	500,000	498,644	559,002
NBC Universal Media LLC	5.150	04/30/20	500,000	499,605	564,375
NRG Energy, Inc.	6.250	07/15/22	500,000	500,000	455,000
Omnova Solutions, Inc.	7.875	11/01/18	600,000	606,478	594,000
Orbital ATK, Inc.	5.250	10/01/21	500,000	500,000	506,250
Perry Ellis International, Inc.	7.875	04/01/19	125,000	124,257	126,250
Precision Drilling Corporation	6.625	11/15/20	250,000	255,252	218,125
Qwest Diagnostic, Inc.	4.750	01/30/20	500,000	499,341	542,999
R.R. Donnelley & Sons Company	6.000	04/01/24	500,000	500,000	460,000
Sprint Corporation	7.125	06/15/24	155,000	155,000	119,288
Sprint Nextel Corporation	6.000	12/01/16	500,000	503,668	492,813
Steelcase, Inc.	6.375	02/15/21	500,000	505,333	557,660
Stone Energy Corporation	7.500	11/15/22	500,000	512,621	310,000
Suburban Propane Partners, L.P.	5.750	03/01/25	500,000	500,000	473,750
Tech Data Corporation	3.750	09/21/17	500,000	503,105	512,763
Time Warner Cable, Inc.	5.000	02/01/20	500,000	494,913	536,472
T-Mobile USA Inc.	6.464	04/28/19	340,000	342,247	345,950
Tyson Foods, Inc.	4.500	06/15/22	500,000	512,059	529,886
Weatherford International	4.500	04/15/22	500,000	515,659	404,400
William Lyon Homes	7.000	08/15/22	500,000	500,000	513,750
WPX Energy, Inc.	5.250	09/15/24	425,000	425,000	342,125
Xerium Technologies, Inc.	8.875	06/15/18	416,000	428,913	422,240
Total Bonds				31,428,462	29,910,236

Common Stock - 0.00%
Nortek, Inc. (B)			100	$1	$6,331
Total Common Stock				1	6,331

Total Corporate Public Securities				$31,596,549	$30,082,446

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Interest	Maturity	Principal		Market
Short-Term Security:	Rate/Yield^	Date	Amount	Cost	Value

Commercial Paper - 1.42%
Encana Corporation	0.519%	10/01/15	$2,000,000	$2,000,000	$2,000,000
Total Short-Term Security				$2,000,000	$2,000,000

Total Investments	101.02%			$142,873,279	$142,121,462

Other Assets	10.60				14,916,264
Liabilities	(11.62)				(16,357,185)
Total Net Assets	100.00%				$140,680,541

(A)	In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of September 30, 2015, the values of these securities amounted to $91,364,667 or 64.95% of net assets.
^	Effective yield at purchase
PIK	- Payment-in-kind

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification:	Market Value		Market Value

AEROSPACE & DEFENSE - 4.32%		Masco Corporation	$403,375
A S C Group, Inc.	$1,567,703	Nortek, Inc.	6,331
FMH Holdings Corporation	1,572,841	Pearlman Enterprises, Inc.	1,957,037
Huntington Ingalls Industries	510,000	Signature Systems Holding Company	351,030
Merex Holding Corporation	454,803	Sunrise Windows Holding Company	1,250,864
Orbital ATK, Inc.	506,250	Torrent Group Holdings, Inc.	1,051,263
Sunvair Aerospace Group Inc.	1,283,308	Wellborn Forest Holding Company	840,466
Whitcraft Holdings, Inc.	176,740		10,106,278
	6,071,645
		CABLE & SATELLITE - 1.89%
AIRLINES - 0.31%		CCO Holdings Capital Corporation	477,500
XPO Logistics, Inc.	439,725	Harron Communications, L.P.	265,625
		Numericable Group SA	232,200
AUTOMOTIVE - 9.36%		Time Warner Cable, Inc.	536,472
Accuride Corp	502,500	Unitymedia KabelBW GmbH	493,750
Aurora Parts & Accessories LLC	1,714,721	UPCB Finance IV Limited	195,520
CG Holdings Manufacturing Company	1,741,245	Virgin Media Secured Finance PLC	460,000
Chrysler Group, LLC	222,851		2,661,067
DPL Holding Corporation	1,727,396
Grakon Parent	1,811,241	CHEMICALS - 3.50%
J A C Holding Enterprises, Inc.	314,451	Compass Chemical International LLC	1,671,274
J.B. Poindexter Co., Inc.	526,250	Consolidated Energy Finance S.A.	422,415
K & N Parent, Inc.	134,458	Cornerstone Chemical Company	390,000
Meritor, Inc.	1,005,000	LBC Tank Terminals Holding Netherlands B.V.	687,862
Moog Inc.	500,000	Omnova Solutions, Inc.	594,000
Power Stop Holdings LLC	1,740,081	Polytex Holdings LLC	1,160,095
Randy’s Worldwide Automotive	1,227,523		4,925,646
	13,167,717
		CONSTRUCTION MACHINERY - 0.45%
BANKING - 0.76%		A W X Holdings Corporation	405,300
Bank of America Corporation	514,653	Safety Infrastructure Solutions	219,566
Morgan Stanley	559,002		624,866
	1,073,655
		CONSUMER CYCLICAL SERVICES - 2.31%
BROKERAGE, ASSET MANAGERS & EXCHANGES - 1.15%		CHG Alternative Education Holding Company	1,068,509
Icahn Enterprises L.P.	1,092,213	Church Services Holding Company	223,156
Lazard Group LLC	529,626	PPC Event Services	1,501,965
	1,621,839	West Corporation	461,875
			3,255,505
BUILDING MATERIALS - 7.18%
ACP Cascade Holdings LLC	—	CONSUMER PRODUCTS - 10.32%
ARI Holding Corporation	2,264,879	AMS Holding LLC	302,984
Janus Group Holdings LLC	1,981,033	Animal Supply Company	1,654,747
		Blue Wave Products, Inc.	746,546

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

gloProfessional Holdings, Inc.	$1,347,807	FINANCIAL OTHER - 0.69%
GTI Holding Company	827,323	Ally Financial, Inc.	$768,750
Handi Quilter Holding Company	1,678,375	Insurance Claims Management, Inc.	205,977
HHI Group, LLC	1,667,010		974,727
HP Enterprise Company	498,625	FOOD & BEVERAGE - 7.54%
K N B Holdings Corporation	130,303	1492 Acquisition LLC	776,170
Manhattan Beachwear Holding Company	802,222	B&G Foods, Inc.	423,500
MasTec, Inc.	412,500	Dean Foods	333,935
Master Cutlery LLC	1,572,260	Eatem Holding Company	522,585
Perry Ellis International, Inc.	126,250	F F C Holding Corporation	223,434
Prestige Brands Holdings, Inc.	633,750	GenNx Novel Holding, Inc.	1,712,831
R A J Manufacturing Holdings LLC	421,720	H.J. Heinz Company	320,160
Transpac Holding Company	—	Hospitality Mints Holding Company	1,117,790
York Wall Holding Company	1,691,678	Impact Confections	1,252,271
	14,514,100	JMH Investors LLC	961,021
		Kraft Foods, Inc.	560,460
DIVERSIFIED MANUFACTURING - 6.49%		Tyson Foods, Inc.	529,886
ABC Industries, Inc.	430,284	Westminster Acquisition LLC	738,185
Advanced Manufacturing Enterprises LLC	155,962	WP Supply Holding Corporation	1,137,164
Airxcel Holdings	1,628,046		10,609,392
Amsted Industries	233,400
Belden Inc.	194,250	GAMING - 1.14%
BP SCI LLC	461,486	CTM Holding, Inc.	1,597,347
CTP Transportation Products, LLC	329,375
Custom Engineered Wheels, Inc.	689,540	HEALTHCARE - 5.53%
E S P Holdco, Inc.	322,150	American Hospice Management Holding LLC	—
F G I Equity LLC	250,254	ECG Consulting Group	1,414,407
Forum Energy Technologies	134,400	GD Dental Services LLC	148,690
G C Holdings	114,651	HCA Holdings, Inc.	498,750
Ideal Tridon Holdings, Inc.	200,893	Healthcare Direct Holding Company	88,031
K P I Holdings, Inc.	453,162	HealthSouth Corporation	379,600
Motion Controls Holdings	1,084,276	Kindred Escrow Corp. II	541,875
NABCO, Inc.	161,437	Laboratory Corporation of America Holdings	484,033
NetShape Technologies, Inc.	928,917	Lifepoint Hospitals, Inc.	353,500
Strahman Holdings Inc	1,359,688	MedSystems Holdings LLC	304,812
	9,132,171	Qwest Diagnostic, Inc.	542,999
		Synteract Holdings Corporation	2,407,441
ELECTRIC - 0.32%		TherOX, Inc.	—
NRG Energy, Inc.	455,000	Touchstone Health Partnership	—
		Valeant Pharmaceuticals International	255,000
FINANCE COMPANIES - 0.41%		VRX Escrow Corp.	363,855
General Electric Capital Corporation	572,193		7,782,993

See Notes to Consolidated Financial Statements

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

HOME CONSTRUCTION - 1.16%		MEDIA & ENTERTAINMENT - 4.56%
D.R. Horton, Inc.	$503,750	BlueSpire Holding, Inc.	$1,739,048
Lennar Corporation	616,175	GlynnDevins Acquisition Corporation	857,241
William Lyon Homes	513,750	HOP Entertainment LLC	—
	1,633,675	Lamar Media Corp.	161,600
		Money Mailer	1,332,865
INDEPENDENT - 1.25%		NBC Universal Media LLC	564,375
Alta Mesa Financial Services	202,032	Netflix, Inc.	301,990
Antero Resources Corporation	347,600	R.R. Donnelley & Sons Company	460,000
Jupiter Resources Inc.	281,250	Sirius XM Radio Inc.	452,788
MEG Energy Corporation	391,250	Univision Communications, Inc.	544,813
Precision Drilling Corporation	218,125		6,414,720
Stone Energy Corporation	310,000
	1,750,257	METALS & MINING - 1.84%
		Alcoa, Inc.	617,999
INDUSTRIAL OTHER - 10.95%		Anglogold Holdings PLC	564,749
ADT Corporation	515,625	ArcelorMittal	490,000
Advanced Technologies Holdings	383,797	Commercial Metals Company	656,250
AFC - Dell Holding Corporation	1,308,980	Murry Energy Corporation	262,500
Aquilex Holdings LLC	165,879		2,591,498
Brunswick Corporation	532,500
Clough, Harbour and Associates	526,758	MIDSTREAM - 0.90%
Connecticut Electric, Inc.	1,001,859	CVR Refining LLC	339,150
EPM Holding Company	755,477	MarkWest Energy Partners, L.P.	457,500
Hartland Controls Holding Corporation	1,838,075	Suburban Propane Partners, L.P.	473,750
Hi-Rel Group LLC	908,887		1,270,400
HVAC Holdings, Inc.	1,358,000
International Wire Group	505,000	NATURAL GAS - 1.42%
Johnson Controls, Inc.	506,752	Encana Corporation	2,000,000
Mail Communications Group, Inc.	374,774
MC Sign Holdings LLC	860,888	OIL FIELD SERVICES - 2.46%
Nielsen Finance LLC	262,531	Avantech Testing Services LLC	—
Northwest Mailing Services, Inc.	475,922	Bonanza Creek Energy, Inc.	325,000
O E C Holding Corporation	145,835	California Resources Corporation	285,900
Safway Group Holding LLC/Finance Corporation	255,938	CHC Helicopter SA	504,000
Smart Source Holdings LLC	432,292	Hilcorp Energy Company	284,750
SMB Machinery Holdings, Inc.	—	Hornbeck Offshore Services, Inc.	371,250
Steelcase, Inc.	557,660	Petroplex Inv Holdings LLC	163,312
Tranzonic Holdings LLC	1,734,287	Topaz Marine S.A.	441,875
	15,407,716	Weatherford International	404,400
		Welltec A/S	340,313
LODGING - 0.55%		WPX Energy, Inc.	342,125
Hilton Worldwide Holdings, Inc.	774,375		3,462,925

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2015
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

OTHER - REITS - 0.36%		TRANSPORTATION SERVICES - 1.89%
Duke Realty Limited Partnership	$509,165	Hertz Corporation	$223,850
		MNX Holding Company	1,314,644
PACKAGING - 0.21%		Penske Corporation	531,325
Vitex Packaging Group, Inc.	292,277	VP Holding Company	584,560
			2,654,379
PAPER - 0.95%
Clearwater Paper Corporation	462,500	WIRELESS - 0.68%
Dunn Paper	447,916	Sprint Corporation	119,288
Xerium Technologies, Inc.	422,240	Sprint Nextel Corporation	492,813
	1,332,656	T-Mobile USA Inc.	345,950
			958,051
PHARMACEUTICALS - 3.30%
Clarion Brands Holding Corp.	1,707,171	WIRELINES - 0.28%
Endo Finance LLC	480,625	Frontier Communications Corporation	395,000
ERG Holding Company LLC	1,029,015
Forest Laboratories, Inc.	941,388	Total Investments - 101.02%	$142,121,462
Mallinckrodt PLC	482,500
	4,640,699

REFINING - 2.40%
Calumet Specialty Products Partners L.P.	465,000
CITGO Petroleum Corporation	405,875
MES Partners, Inc.	1,381,158
Paragon Offshore plc.	65,000
Tristar Global Energy Solutions, Inc.	1,052,124
	3,369,157

RETAILERS - 0.21%
Family Tree Escrow, LLC	161,850
HD Supply, Inc.	127,635
	289,485

TECHNOLOGY - 1.98%
Anixter, Inc.	163,762
Jabil Circuit, Inc.	486,250
Micron Technology, Inc.	454,381
NXP BV/NXP Funding LLC	751,875
REVSpring, Inc.	252,680
Sabre GLBL, Inc.	167,450
Tech Data Corporation	512,763
	2,789,161

See Notes to Consolidated Financial Statements

Babson Capital Participation Investors

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited)

1.   History
Babson Capital Participation Investors (the “Trust”) was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

The Trust is a diversified closed-end management investment company. Babson Capital Management LLC (“Babson Capital”), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), acts as its investment adviser. The Trust’s investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. The Trust will also invest in publicly traded debt securities (including high yield securities), and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital. In addition, the Trust may invest in high quality, readily marketable securities.

On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust (“PI Subsidiary Trust”) for the purpose of holding certain investments. The results of the PI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the Federal tax consequences of the PI Subsidiary Trust.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Trustees have determined that the Trust is an investment company in accordance with Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies, for the purpose of financial reporting.

A. Fair Value Measurements:
Under U.S. GAAP, fair value represents the price that should be received to sell an asset (exit price) in an orderly transaction between willing market participants at the measurement date.

Determination of Fair Value
The determination of the fair value of the Trust’s investments is the responsibility of the Trust’s Board of Trustees (the “Trustees”). The Trustees have adopted procedures for the valuation of the Trust’s securities and has delegated responsibility for applying those procedures to Babson Capital. Babson Capital has established a Pricing Committee which is responsible for setting the guidelines used in following the procedures adopted by the Trustees ensuring that those guidelines are being followed. Babson Capital considers all relevant factors that are reasonably available, through either public information or information available to Babson Capital, when determining the fair value of a security. The Trustees meet at least once each quarter to approve the value of the Trust’s portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In approving valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the procedures and guidelines referred to above, which include the relevant factors referred to below. Babson Capital has agreed to provide such reports to the Trust at least quarterly. The consolidated financial statements include private placement restricted securities valued at $91,364,667 (64.95% of net assets) as of September 30, 2015 whose values have been estimated by the Trustees based on the process described above in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Following is a description of valuation methodologies used for assets recorded at fair value.

Corporate Public Securities – Bank Loans, Corporate Bonds, Preferred Stocks and Common Stocks

The Trust uses external independent third-party pricing services to determine the fair values of its Corporate Public Securities. At September 30, 2015, 100% of the carrying value of these investments was from external pricing services. In the event that the primary pricing service does not provide a price, the Trust utilizes the pricing provided by a secondary pricing service.

Public debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust’s pricing services use multiple valuation techniques to determine fair value. In instances where significant market activity exists, the pricing services may utilize a market based approach through which quotes from market makers are used to determine fair value. In instances where significant market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal underlying prepayments, collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

The Trust’s investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Trust’s valuation policies and procedures approved by the Trustees.

Public equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sales price of that day.

Annually, Babson Capital conducts reviews of the primary pricing vendors to validate that the inputs used in that vendors’ pricing process are deemed to be market observable as defined in the standard. While Babson Capital is not provided access to proprietary models of the vendors, the reviews have included on-site walk-throughs of the pricing process, methodologies and control procedures for each asset class and level for which prices are provided. The review also includes an examination of the underlying inputs and assumptions for a sample of individual securities across asset classes, credit rating levels and various durations, a process Babson Capital continues to perform annually. In addition, the pricing vendors have an established challenge process in place for all security valuations, which facilitates identification and resolution of prices that fall outside expected ranges. Babson Capital believes that the prices received from the pricing vendors are representative of prices that would be received to sell the assets at the measurement date (exit prices) and are classified appropriately in the hierarchy.

Corporate Restricted Securities – Corporate Bonds

The fair value of certain notes is determined using an internal model that discounts the anticipated cash flows of those notes using a specific discount rate. Changes to that discount rate are driven by changes in general interest rates, probabilities of default and credit adjustments. The discount rate used within the models to discount the future anticipated cash flows is considered a significant unobservable input. Significant increases/(decreases) in the discount rate would result in a significant (decrease)/increase to the notes’ fair value.

The fair value of certain distressed notes is based on an enterprise waterfall methodology which is discussed in the equity security valuation section below.

Corporate Restricted Securities – Common Stock, Preferred Stock and Partnerships & LLC’s

The fair value of equity securities is determined using an enterprise waterfall methodology. Under this methodology, the enterprise value of the company is first estimated and that value is then allocated to the company’s outstanding debt and equity securities based on the documented priority of each class of securities in the capital structure. Generally, the waterfall proceeds from senior debt tranches of the capital structure to senior then junior subordinated debt, followed by each class of preferred stock and finally the common stock.

To estimate a company’s enterprise value, the company’s trailing twelve months earnings before interest, taxes, depreciation and amortization (“EBITDA”) is multiplied by a valuation multiple. A discount for lack of marketability is applied to the end result.

Both the company’s EBITDA and valuation multiple are considered significant unobservable inputs. Significant increases/(decreases) to the company’s EBITDA and/or valuation multiple would result in significant increases/(decreases) to the equity value. An increase/(decrease) to the discount would result in a (decrease)/increase to the equity value.

Short-Term Securities

Short-term securities, of sufficient credit quality, with more than sixty days to maturity are valued at fair value, using external independent third-party services. Short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates fair value.

Quantitative Information about Level 3 Fair Value Measurements

The following table represents quantitative information about Level 3 fair value measurements as of September 30, 2015.

	Valuation	Unobservable		Weighted
	Technique	Inputs	Range	Average

Corporate Bonds	Discounted Cash Flows	Discount Rate	5.6% to 19.6%	12.9%

Equity Securities	Market Approach	Valuation Multiple	3.7x to 12.7x	7.8x
		Discount for lack of marketability	0% to 20%	3.0%

		EBITDA	$0.7 million to $149.0 million	$17.6 million

Babson Capital Participation Investors

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

Fair Values Hierarchy

The Trust categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Trust’s net assets as of September 30, 2015:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$84,499,338	$—	$18,674,349	$65,824,989
Common Stock - U.S.	8,381,070	—	—	8,381,070
Preferred Stock	7,119,313	—	—	7,119,313
Partnerships and LLCs	10,039,295	—	—	10,039,295
Public Securities
Bank Loans	165,879	—	165,879	—
Corporate Bonds	29,910,236	—	29,910,236	—
Common Stock - U.S.	6,331	6,331	—	—
Short-term Securities	2,000,000	—	2,000,000	—
Total	$142,121,462	$6,331	$50,750,464	$91,364,667

        See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Beginning					Transfers	Transfers	Ending
	balance at	Included in				into	out of	balance at
Assets:	12/31/2014	earnings	Purchases	Sales	Prepayments	Level 3	Level 3	09/30/2015
Restricted Securities
Corporate Bonds	$59,265,205	$(1,442,124)	$19,182,981	$(3,126,840)	$(8,054,233)	$—	$—	$65,824,989
Common Stock - U.S.	8,548,845	1,869,204	687,613	(2,724,592)	—	—	—	8,381,070
Preferred Stock	6,123,833	2,068,504	309,494	(1,382,518)	—	—	—	7,119,313
Partnerships and LLCs	9,571,615	645,787	1,680,711	(1,858,818)	—	—	—	10,039,295
	$83,509,498	$3,141,371	$21,860,799	$(9,092,768)	$(8,054,233)	$—	$—	$91,364,667

There were no transfers into or out of Level 1 and Level 2 assets.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

Income, Gains and Losses included in Net Increase in Net Assets resulting from Operations for the year are presented in the following accounts on the Statement of Operations:
The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust’s pro rata share of income allocable to the Trust by a partnership operating company. The Trust’s violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The PI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust’s status as a regulated investment company.

The PI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the PI Subsidiary Trust, all of the PI Subsidiary Trust’s taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. As of September 30, 2015, the PI Subsidiary Trust has incurred income tax expense of $58,892.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities and their respective tax basis. As of September 30, 2015, the PI Subsidiary Trust has a deferred tax liability of $92,535.

The Trust recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, the Trust measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Trust has evaluated and determined that the tax positions did not have a material effect on the Trust’s financial position and results of operations for the nine months ended September 30, 2015.

E. Distributions to Shareholders:

The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Trust’s net investment income dividend is declared four times per year, in April, July, October, and December. The Trust’s net realized capital gain distribution, if any, is declared in December.

	Net Increase in Net Assets Resulting from	Change in Unrealized Gains & (Losses) in Net Assets from assets
	Operations	still held

Interest (Amortization)	$166,063	—
Net realized gain on
investments before taxes	$971,716	—
Net change in unrealized
depreciation of investments
before taxes	$2,003,592	1,193,169

B. Accounting for Investments:

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

C. Use of Estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

			3.	Investment Advisory and Administrative Services Contract

D. Federal Income Taxes:

The Trust has elected to be taxed as a “regulated investment company” under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon, or distribute all or a portion of such net gains.

A. Services:

Under an Investment Advisory and Administrative Services Contract (the “Contract”) with the Trust, Babson Capital has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust’s investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

Babson Capital Participation Investors

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

	B. Fee:	5.	Purchases and Sales of Investments

	For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee equal to 0.225% of the value of the Trust’s net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to 0.90% on an annual basis. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust’s net assets as of such day.			For the nine
				months ended
				09/30/15
					Proceeds
				Cost of	from
				Investments	Sales or
4.	Senior Indebtedness			Acquired	Maturities
			Corporate restricted securities	$29,066,233	$23,628,756

MassMutual holds the Trust’s $15,000,000 Senior Fixed Rate Convertible Note (the “Note”) issued by the Trust on December 13, 2011. The Note is due December 13, 2023 and accrues interest at 4.09% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the nine months ended September 30, 2015, the Trust incurred total interest expense on the Note of $460,125.
			Corporate public securities	1,749,875	12,204,316

The aggregate cost of investments is substantially the same for financial reporting and Federal income tax purposes as of September 30, 2015. The net unrealized depreciation of investments for financial reporting and Federal tax purposes as of September 30, 2015 is $751,817 and consists of $12,788,418 appreciation and $13,540,235 depreciation.

Net unrealized depreciation of investments on the Statement of Assets and Liabilities reflects the balance net of a deferred tax liability of $92,535 on net unrealized gains on the PI Subsidiary Trust.

	The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus the Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

		6.	Quarterly Results of Investment Operations (Unaudited)

				March 31, 2015
				Amount	Per Share
			Investment income	$3,308,580
			Net investment income	2,704,752	$0.26
			Net realized and unrealized gain
			on investments (net of taxes)	3,245,428	0.31

				June 30, 2015
				Amount	Per Share
			Investment income	$3,277,358
			Net investment income	2,625,104	$0.25
			Net realized and unrealized loss
			on investments (net of taxes)	(439,381)	(0.04)

				September 30, 2015
				Amount	Per Share
			Investment income	$2,725,624
			Net investment income	1,984,202	$0.19
			Net realized and unrealized loss
			on investments (net of taxes)	(1,623,667)	(0.16)

THIS PRIVACY NOTICE IS BEING PROVIDED BY THE FOLLOWING ENTITIES: BABSON CAPITAL MANAGEMENT LLC; BABSON CAPITAL SECURITIES LLC; BABSON CAPITAL MANAGEMENT (JAPAN) KK; BABSON CAPITAL CORNERSTONE ASIA LTD.; BABSON CAPITAL FUNDS TRUST; BABSON CAPITAL GLOBAL SHORT DURATION HIGH YIELD FUND; BABSON CAPITAL CORPORATE INVESTORS AND BABSON CAPITAL PARTICIPATION INVESTORS (TOGETHER, FOR PURPOSES OF THIS PRIVACY NOTICE, “BABSON CAPITAL”).

When you use Babson Capital you entrust us not only with your hard-earned assets but also with your personal and financial data. We consider your data to be private and confidential, and protecting its confidentiality is important to us. Our policies and procedures regarding your personal information are summarized below.

We may collect non-public personal information about you from:

●	Applications or other forms, interviews, or by other means;

●	Consumer or other reporting agencies, government agencies, employers or others;

●	Your transactions with us, our affiliates, or others; and

●	Our Internet website.

We may share the financial information we collect with our financial service affiliates, such as insurance companies, investment companies and securities broker-dealers. Additionally, so that we may continue to offer you products and services that best meet your investment needs and to effect transactions that you request or authorize, we may disclose the information we collect, as described above, to companies that perform administrative or marketing services on our behalf, such as transfer agents, custodian banks, service providers or printers and mailers that assist us in the distribution of investor materials or that provide operational support to Babson Capital. These companies are required to protect this information and will use this information only for the services for which we hire them, and are not permitted to use or share this information for any other purpose. Some of these companies may perform such services in jurisdictions other than the United States. We may share some or all of the information we collect with other financial institutions with whom we jointly market products. This may be done only if it is permitted by the state in which you live. Some disclosures may be limited to your name, contact and transaction information with us or our affiliates.

Any disclosures will be only to the extent permitted by federal and state law. Certain disclosures may require us to get an “opt-in” or “opt-out” from you. If this is required, we will do so before information is shared. Otherwise, we do not share any personal information about our customers or former customers unless authorized by the customer or as permitted by law.

We restrict access to personal information about you to those employees who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with legal standards to guard your personal information. As an added measure, we do not include personal or account information in non-secure e-mails that we send you via the Internet without your prior consent. We advise you not to send such information to us in non-secure e-mails.

This notice describes the privacy policies of Babson Capital, and applies to all accounts you presently have, or may open in the future, with Babson Capital using your social security number or federal taxpayer identification number. As mandated by various regulators, including rules issued by the Securities and Exchange Commission, we will be sending you this notice annually, as long as you remain a customer of Babson Capital.

Babson Capital Securities LLC is a member of the Financial Industry Regulatory Authority (FINRA) and the Securities Investor Protection Corporation (SIPC). Investors may obtain information about SIPC including the SIPC brochure by contacting SIPC online at www.sipc.org or calling (202) 371-8300. Investors may obtain information about FINRA including the FINRA Investor Brochure by contacting FINRA online at www.finra.org or by calling (800) 289-9999.

September 2015

Members of the Board of Trustees

William J. Barrett

Michael H. Brown*

Barbara M. Ginader

Edward P. Grace III

Robert E. Joyal

Clifford M. Noreen

Susan B. Sweeney*

Maleyne M. Syracuse*

*Member of the Audit Committee

Officers

Clifford M. Noreen
Chairman

Michael L. Klofas
President

James M. Roy
Vice President & Chief Financial Officer

Janice M. Bishop
Vice President, Secretary & Chief Legal Officer

Sean Feeley
Vice President

Robert M. Shettle
Vice President

Daniel J. Florence
Treasurer

Melissa M. LaGrant
Chief Compliance Officer

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

Babson Capital Participation Investors (the “Trust”) offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”). The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by DST Systems, Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distribution.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to DST Systems, Inc., Agent for Babson Capital Participation Investors’ Dividend Reinvestment and Cash Purchase Plan, P.O. Box 219086, Kansas City, MO 64121-9086.

Babson Capital Participation Investors

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